UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Annual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2019

Eaton Vance

Hexavest Equity Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Hexavest Global Equity Fund	4
Hexavest International Equity Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Report of Independent Registered Public Accounting Firm	43

Federal Tax Information	44

Board of Trustees’ Contract Approval	45

Management and Organization	48

Important Notices	51

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Markets suffered heavy losses in the last few months of 2018, which more than erased the gains that had been achieved earlier in the year. Despite a favorable macroeconomic backdrop, a steady flow of geopolitical headlines fueled uncertainty within the marketplace, including U.S. trade war rhetoric and the ensuing imposition of trade tariffs, and a plethora of European political issues. The end of an era of globally loose monetary policy also added to the economic headwinds at the end of 2018.

From the beginning of 2019 to the end of April, markets posted robust returns. A number of headlines sustained the rally, including the U.S. Federal Reserve Board (the Fed) abandoning its planned interest rate hikes, European governments announcing the largest fiscal stimulus in 10 years and the Chinese authorities, which were already in stimulus mode, introducing new stimulus measures.

In the following months, investor sentiment resembled a roller coaster. Enthusiasm cooled in May as trade tensions between the U.S. and its trading partners, namely Mexico and China, flared up, spurring concerns of a global economic slowdown. Equity markets rebounded in June, lifted by easing global monetary policy. The European Central Bank signaled the possibility of additional stimulus, including further interest rate cuts, while the Fed decided to leave interest rates unchanged and left the door open to lowering interest rates down the road. The Fed’s decisions contributed to the S&P 500® Index2 establishing a new record high in the final days of June. Finally, in July, global equity markets offered muted returns. Stock prices managed to rise despite global economic data that reflected slowing momentum. Investors continued to be confronted by the bellicose trade rhetoric between the U.S. and China.

Overall, global equities, as represented by the MSCI World Index, provided a modest gain of 3.62% and U.S. stocks delivered 7.99% (as measured by the S&P 500® Index) over the year ended July 31, 2019. In contrast, European equities recorded a loss of –3.31% during the period (as measured by the MSCI Europe Index), emerging market equities returned –2.18% (as measured by the MSCI Emerging Markets Index) and Asian-Pacific equities returned –1.58% (as measured by the MSCI AC Asia Pacific ex-Japan Index). In this environment, equities of developed international markets closed the period with a return of –2.60% (as measured by the MSCI EAFE Index).

Fund Performance — Eaton Vance Hexavest Global Equity Fund

For the 12-month period ended July 31, 2019, Eaton Vance Hexavest Global Equity Fund (the Fund) had a total return of 1.17% for Class A shares at net asset value (NAV). By contrast, the Fund’s benchmark, the MSCI World Index (the Index), returned 3.62% for the same period. The Fund underperformed the Index largely due to the value bias of the portfolio.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a value bias that contributed to the Fund’s underperformance for the 12-month period.

In management’s view, uncertainty over world trade, combined with slowing economic growth, hurt value stocks because many such stocks are in cyclical industries. We believe that an improvement in the macroeconomic outlook and the business climate could restore the appeal of these securities. Moreover, we believe that an eventual steepening of the yield curve7 could favor financials, a sector that currently abounds with value stocks.

In this context, the regional and sector allocations of the Fund were negative contributors to performance during the period. From a regional allocation perspective, the Fund’s underweight position in the U.S. market was the most important detractor from relative Fund performance versus the Index, as U.S. stocks outperformed non-U.S. stocks in the 12-month period. An underweight in the information technology sector, one of the best performing sectors, constrained Fund performance as well. The Fund’s positions on the euro and the U.S. dollar also detracted from value.

The Fund’s overweight positions in the communication services and utilities sectors aided Fund performance versus the Index in the 12-month period. The allocation to cash and stock selection also boosted Fund returns versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Management’s Discussion of Fund Performance — continued

Fund Performance — Eaton Vance Hexavest International Equity Fund

For the 12-month period ended July 31, 2019, Eaton Vance Hexavest International Equity Fund (the Fund) had a total return of –3.52% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI EAFE Index (the Index), which returned –2.60% for the same period. The Fund underperformed the Index largely due to the value bias of the portfolio.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a value bias that contributed to the Fund’s underperformance for the 12-month period.

In management’s view, uncertainty over world trade, combined with slowing economic growth, hurt value stocks because many such stocks are in cyclical industries. We believe that an improvement in the macroeconomic outlook and the business climate could restore the appeal of these securities. Moreover, we believe that an eventual steepening of the yield curve7 could favor financials, a sector that currently abounds with value stocks.

In this context, the sector allocation of the Fund was a negative contributor to performance during the period. From a sector perspective, the Fund’s overweight positions in the consumer staples and energy sectors and its underweight positions in the information technology and industrials sectors were the biggest detractors from relative Fund performance versus the Index in the 12-month period. Allocations to regions and countries also constrained Fund performance. Underweight positions in Europe and Asia and overweight positions in emerging markets were a drag on Fund performance relative to the Index in the 12-month period.

On the positive side, the allocation to cash aided Fund performance, as stocks recorded negative returns. Currency allocation boosted the Fund’s relative performance versus the Index in the period. Overweight positions in the British pound and the Japanese yen, and an underweight position in the Australian dollar, contributed to relative Fund performance versus the Index. Stock selection also aided relative Fund performance versus the Index in the 12-month period with securities selected in the gold industry and in the consumer staples sector contributing positively to Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Performance2,3

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	1.17%	5.44%	7.70%
Class A with 5.75% Maximum Sales Charge	—	—	–4.63	4.20	6.78
Class C at NAV	12/01/2016	08/29/2012	0.38	5.01	7.39
Class C with 1% Maximum Sales Charge	—	—	–0.55	5.01	7.39
Class I at NAV	08/29/2012	08/29/2012	1.40	5.68	7.96
MSCI World Index	—	—	3.62%	7.05%	10.16%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.35%	2.10%	1.10%
Net			1.16	1.91	0.91

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/29/2012	$16,380	N.A.
Class I	$250,000	08/29/2012	$424,929	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,6

MSCI Emerging Markets Index Futures Contracts	2.3%

Johnson & Johnson	1.6

Apple, Inc.	1.4

Verizon Communications, Inc.	1.4

Barrick Gold Corp.	1.4

Microsoft Corp.	1.4

JPMorgan Chase & Co.	1.3

Comcast Corp., Class A	1.2

Walt Disney Co. (The)	1.2

Procter & Gamble Co. (The)	1.2

Total	14.4%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Performance2,3

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–3.52%	0.95%	4.05%
Class A with 5.75% Maximum Sales Charge	—	—	–9.08	–0.23	3.16
Class I at NAV	08/29/2012	08/29/2012	–3.22	1.20	4.32
MSCI EAFE Index	—	—	–2.60%	2.39%	6.55%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.03%	2.78%
Net				1.16	0.91

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$334,964	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,6

Nestle SA	2.8%

MSCI Emerging Markets Index Futures Contracts	2.3

Newcrest Mining, Ltd.	2.0

Roche Holding AG PC	2.0

Royal Dutch Shell PLC, Class A	2.0

Novartis AG	2.0

Total SA	1.7

Sanofi	1.5

BP PLC	1.3

Toyota Motor Corp.	1.3

Total	18.9%

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI AC Asia Pacific ex-Japan Index is a capitalization weighted index that is designed to measure the equity markets of the emerging and developed countries of the Asia and Pacific region, excluding Japan. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]	Excludes cash and cash equivalents.

[7]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profiles subject to change due to active management.

8

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.60	$5.82	**	1.15%
Class C	$1,000.00	$1,038.40	$9.60	**	1.90%
Class I	$1,000.00	$1,043.50	$4.56	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	**	1.15%
Class C	$1,000.00	$1,015.40	$9.49	**	1.90%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

9

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.60	$5.71	**	1.15%
Class I	$1,000.00	$1,005.40	$4.48	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	**	1.15%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

10

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments

Common Stocks — 95.0%
Security	Shares	Value

Australia — 3.5%

AGL Energy, Ltd.	3,198	$45,831

Australia and New Zealand Banking Group, Ltd.	6,563	124,728

BHP Group, Ltd.	2,874	79,123

Caltex Australia, Ltd.	1,435	26,394

Cimic Group, Ltd.	1,616	40,338

Coles Group, Ltd.(1)	5,927	57,546

Commonwealth Bank of Australia	1,634	91,703

CSL, Ltd.	531	82,858

Metcash, Ltd.	16,564	31,834

National Australia Bank, Ltd.	10,862	211,546

Newcrest Mining, Ltd.	23,903	576,904

Oil Search, Ltd.	16,295	78,906

Rio Tinto, Ltd.	1,201	80,380

Santos, Ltd.	13,205	65,063

Tabcorp Holdings, Ltd.	15,705	48,178

Westpac Banking Corp.	9,845	193,158

Woodside Petroleum, Ltd.	5,504	129,790

		$1,964,280

Austria — 0.1%

OMV AG	1,334	$66,749

		$66,749

Belgium — 0.4%

KBC Group NV	1,064	$68,413

Proximus SA	1,738	49,554

UCB SA	1,648	128,505

		$246,472

Canada — 6.9%

Agnico Eagle Mines, Ltd.	3,599	$188,022

Alamos Gold, Inc., Class A	11,432	74,880

B2Gold Corp.(1)	173,499	551,727

Barrick Gold Corp.	49,148	798,776

Canadian Natural Resources, Ltd.	10,439	264,416

First Quantum Minerals, Ltd.	3,364	30,994

Franco-Nevada Corp.	1,504	130,708

Hudbay Minerals, Inc.	8,126	39,466

Loblaw Cos., Ltd.	3,338	173,198

Lundin Mining Corp.	10,653	51,578

MEG Energy Corp.(1)	23,380	98,317

Metro, Inc.	2,721	106,424

Osisko Gold Royalties, Ltd.	5,915	69,781

Security	Shares	Value

Canada (continued)

Pan American Silver Corp.	3,081	$46,800

SSR Mining, Inc.(1)	10,053	154,816

Suncor Energy, Inc.	8,655	248,344

Teck Resources, Ltd., Class B	11,106	227,562

Yamana Gold, Inc.	211,017	622,500

		$3,878,309

Denmark — 0.5%

Novo Nordisk A/S, Class B	5,617	$269,724

		$269,724

Finland — 0.1%

Nokian Renkaat Oyj	1,652	$47,360

		$47,360

France — 4.0%

Air Liquide SA	839	$115,812

AXA SA	6,211	156,444

BNP Paribas SA	3,898	182,426

Carrefour SA	3,129	60,128

Cie Generale des Etablissements Michelin SCA	701	77,494

CNP Assurances	1,595	32,966

Danone SA	1,865	161,757

Engie SA	8,404	129,333

Kering	186	96,071

Klepierre SA	1,873	57,776

L’Oreal SA	260	69,567

LVMH Moet Hennessy Louis Vuitton SE	284	117,309

Natixis SA	23,931	95,971

Orange SA	4,163	61,706

Peugeot SA	2,308	54,476

Renault SA	1,071	59,738

Sanofi	3,184	265,329

Societe Generale SA	1,993	48,818

Total SA	5,742	297,609

Valeo SA	1,171	36,491

Veolia Environnement SA	4,314	108,867

		$2,286,088

Germany — 3.1%

adidas AG	248	$79,048

Allianz SE	719	166,814

BASF SE	2,469	163,903

Bayer AG	3,183	206,160

Bayerische Motoren Werke AG	1,370	100,817

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)

Beiersdorf AG	626	$72,546

Continental AG	644	88,295

Covestro AG(2)	1,634	73,695

Daimler AG	1,312	67,799

Deutsche Post AG	3,298	107,273

Deutsche Telekom AG	6,933	113,570

Fresenius Medical Care AG & Co. KGaA	1,206	83,529

MAN SE	686	37,705

Merck KGaA	1,653	168,596

SAP SE	853	104,267

Siemens AG	1,200	130,600

		$1,764,617

Hong Kong — 0.7%

AIA Group, Ltd.	8,902	$91,288

CK Infrastructure Holdings, Ltd.	5,000	38,765

CLP Holdings, Ltd.	6,500	70,672

Galaxy Entertainment Group, Ltd.	12,000	81,688

Melco Resorts & Entertainment, Ltd. ADR	2,916	65,523

MGM China Holdings, Ltd.	18,000	29,414

SJM Holdings, Ltd.	18,000	19,540

		$396,890

Italy — 1.0%

Enel SpA	21,215	$145,124

Eni SpA	12,508	195,391

Intesa Sanpaolo SpA	75,968	164,767

Pirelli & C SpA(2)	8,398	49,466

UniCredit SpA	3,245	38,208

		$592,956

Japan — 10.7%

ABC-Mart, Inc.	1,000	$63,202

Ain Holdings, Inc.	500	27,350

Ajinomoto Co., Inc.	2,700	48,380

Asahi Group Holdings, Ltd.	1,100	47,646

Astellas Pharma, Inc.	3,700	52,436

Chubu Electric Power Co., Inc.	4,300	60,700

COSMOS Pharmaceutical Corp.	300	55,242

Daifuku Co., Ltd.	1,000	54,693

Daito Trust Construction Co., Ltd.	600	77,372

Electric Power Development Co., Ltd.	1,400	31,341

FANUC Corp.	600	106,636

Fujitsu, Ltd.	200	15,608

Hikari Tsushin, Inc.	200	44,095

Security	Shares	Value

Japan (continued)

Hitachi Construction Machinery Co., Ltd.	2,700	$63,319

Hokuriku Electric Power Co.(1)	2,100	15,039

Honda Motor Co., Ltd.	4,500	111,962

Inpex Corp.	3,900	34,204

ITOCHU Corp.	4,700	89,491

Japan Prime Realty Investment Corp.	14	61,888

Japan Real Estate Investment Corp.	11	68,807

Japan Retail Fund Investment Corp.	36	72,530

JGC Corp.	2,400	31,247

JXTG Holdings, Inc.	8,800	41,411

Kajima Corp.	4,600	59,160

KDDI Corp.	5,600	146,112

Komatsu, Ltd.	3,600	80,497

Kose Corp.	400	68,185

MINEBEA MITSUMI, Inc.	3,700	63,150

Mitsubishi Chemical Holdings Corp.	4,500	31,948

Mitsubishi Corp.	3,500	93,983

Mitsubishi Estate Co., Ltd.	4,500	82,831

Mitsubishi Motors Corp.	4,500	19,802

Mitsubishi Tanabe Pharma Corp.	3,000	33,870

Mitsubishi UFJ Financial Group, Inc.	77,600	383,267

Mitsui Chemicals, Inc.	2,600	59,455

Mitsui Fudosan Co., Ltd.	2,200	49,663

Mizuho Financial Group, Inc.	186,300	264,419

Murata Manufacturing Co., Ltd.	1,200	54,949

Nippon Prologis REIT, Inc.	20	48,086

Nippon Suisan Kaisha, Ltd.	6,200	39,072

Nippon Telegraph & Telephone Corp.	2,700	121,854

Nissan Motor Co., Ltd.	5,900	38,350

Nitori Holdings Co., Ltd.	300	40,460

Nomura Real Estate Master Fund, Inc.	31	49,253

NSK, Ltd.	4,600	38,895

NTT Data Corp.	1,100	14,443

NTT DoCoMo, Inc.	6,300	151,058

Obayashi Corp.	9,400	89,028

Omron Corp.	700	33,304

Ono Pharmaceutical Co., Ltd.	5,000	90,716

Panasonic Corp.	6,200	52,279

Pola Orbis Holdings, Inc.	2,500	62,829

Qol Holdings Co., Ltd.	2,200	33,066

Rakuten, Inc.	4,000	40,797

Resona Holdings, Inc.	28,742	117,171

Seven & i Holdings Co., Ltd.	2,300	78,494

Shimizu Corp.	7,700	61,965

Shionogi & Co., Ltd.	800	44,292

Shiseido Co., Ltd.	900	66,226

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

SMC Corp.	100	$36,236

Sony Corp.	2,800	159,247

Subaru Corp.	2,200	51,274

Sumitomo Chemical Co., Ltd.	10,100	46,058

Sumitomo Mitsui Financial Group, Inc.	12,200	426,631

Sumitomo Realty & Development Co., Ltd.	1,100	40,026

Sundrug Co., Ltd.	1,900	52,533

Suzuki Motor Corp.	1,500	58,663

Taiheiyo Cement Corp.	1,800	50,554

Taisei Corp.	1,100	37,951

Takeda Pharmaceutical Co., Ltd.	3,200	110,131

THK Co., Ltd.	2,000	50,404

Tokyo Gas Co., Ltd.	2,500	62,404

Tokyu Fudosan Holdings Corp.	11,400	65,950

Tosoh Corp.	2,700	37,843

Toyo Suisan Kaisha, Ltd.	1,100	44,235

Toyota Industries Corp.	1,100	57,106

Toyota Motor Corp.	4,000	258,453

Tsuruha Holdings, Inc.	400	40,717

United Urban Investment Corp.	52	87,978

Welcia Holdings Co., Ltd.	1,200	55,758

Yahoo! Japan Corp.	16,400	48,034

Yaskawa Electric Corp.	1,800	59,565

		$6,015,279

Luxembourg — 0.1%

ArcelorMittal	2,651	$42,055

		$42,055

Netherlands — 1.1%

ABN AMRO Bank NV(2)	3,600	$72,063

Aegon NV	5,685	28,015

Akzo Nobel NV	633	59,726

ING Groep NV	14,728	163,418

Unilever NV	3,179	184,266

Wolters Kluwer NV	1,606	116,412

		$623,900

Norway — 0.6%

DNB ASA	2,260	$40,433

Equinor ASA	9,510	170,517

Telenor ASA	6,850	138,801

		$349,751

Security	Shares	Value

Singapore — 0.6%

CapitaLand, Ltd.	14,000	$36,677

City Developments, Ltd.	10,000	70,173

Oversea-Chinese Banking Corp., Ltd.	7,000	58,280

SATS, Ltd.	11,000	38,326

Singapore Telecommunications, Ltd.	12,000	28,876

United Overseas Bank, Ltd.	3,000	57,158

UOL Group, Ltd.	12,000	63,776

		$353,266

Spain — 1.3%

Banco Bilbao Vizcaya Argentaria SA	32,289	$164,406

CaixaBank SA	15,190	37,648

Enagas SA	1,240	27,049

Iberdrola SA	15,201	144,218

Mapfre SA	12,832	35,324

Repsol SA	11,577	183,621

Telefonica SA	16,120	122,893

		$715,159

Sweden — 0.4%

Atlas Copco AB, Class B	1,374	$37,484

Essity AB, Class B	1,999	59,376

Telia Co. AB	16,032	71,321

Volvo AB, Class B	2,383	35,400

		$203,581

Switzerland — 3.2%

Alcon, Inc.(1)	1,037	$60,052

Barry Callebaut AG	41	79,990

Geberit AG	281	129,721

Nestle SA	4,999	530,330

Novartis AG	4,690	430,067

Roche Holding AG PC	1,601	428,532

Swisscom AG	165	79,966

Zurich Insurance Group AG	248	86,262

		$1,824,920

United Kingdom — 5.8%

Anglo American PLC	4,902	$120,121

Antofagasta PLC	6,329	71,409

Associated British Foods PLC	2,302	67,659

AstraZeneca PLC	2,542	219,613

Aviva PLC	13,742	67,468

Barratt Developments PLC	8,864	69,203

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

BP PLC	47,210	$312,377

British American Tobacco PLC	5,132	182,866

BT Group PLC	39,282	92,012

Carnival PLC	775	34,983

Coca-Cola European Partners PLC	2,514	138,974

Diageo PLC	4,778	199,244

GlaxoSmithKline PLC	3,551	73,438

HSBC Holdings PLC	19,608	157,031

Imperial Brands PLC	3,779	95,911

Legal & General Group PLC	23,902	75,800

Lloyds Banking Group PLC	243,729	157,664

National Grid PLC	9,096	93,227

Rio Tinto PLC	2,055	116,049

Royal Dutch Shell PLC, Class A	13,936	438,921

Smith & Nephew PLC	5,716	129,403

Tesco PLC	38,667	104,738

Unilever PLC	1,457	87,656

Vodafone Group PLC	80,059	145,706

		$3,251,473

United States — 50.9%

Abbott Laboratories	4,076	$355,020

Accenture PLC, Class A	2,841	547,120

AES Corp. (The)	18,045	302,976

Aflac, Inc.	6,579	346,319

Allstate Corp. (The)	2,071	222,425

Ameren Corp.	2,025	153,272

American Electric Power Co., Inc.	2,793	245,253

American Express Co.	2,769	344,381

Amgen, Inc.	896	167,176

Aon PLC	1,211	229,182

Apartment Investment & Management Co., Class A	2,491	123,404

Apple, Inc.	3,827	815,304

AT&T, Inc.	3,572	121,627

AutoZone, Inc.(1)	258	289,744

AvalonBay Communities, Inc.	1,001	208,999

Bank of America Corp.	18,719	574,299

Biogen, Inc.(1)	560	133,179

Broadcom, Inc.	803	232,862

Brookfield Property Partners, Ltd.	5,506	106,376

Celanese Corp.	1,814	203,476

Centene Corp.(1)	3,084	160,646

Chevron Corp.	4,470	550,302

Cigna Corp.	1,952	331,684

Cisco Systems, Inc.	8,359	463,089

Citigroup, Inc.	5,075	361,137

Security	Shares	Value

United States (continued)

Comcast Corp., Class A	15,919	$687,223

Comerica, Inc.	1,318	96,478

Concho Resources, Inc.	2,082	203,370

ConocoPhillips	3,827	226,099

Corteva, Inc.	2,530	74,635

Cummins, Inc.	1,069	175,316

CVS Health Corp.	5,943	332,035

Devon Energy Corp.	3,842	103,734

Dollar General Corp.	2,967	397,637

Dow, Inc.(1)	2,530	122,553

DTE Energy Co.	1,386	176,174

DuPont de Nemours, Inc.	2,530	182,565

Eastman Chemical Co.	1,827	137,664

Eli Lilly & Co.	295	32,140

EOG Resources, Inc.	3,080	264,418

Equity Residential	2,495	196,831

Essex Property Trust, Inc.	653	197,350

Estee Lauder Cos., Inc. (The), Class A	1,378	253,814

Exelon Corp.	5,127	231,023

Exxon Mobil Corp.	4,108	305,471

Fifth Third Bancorp	7,907	234,759

Freeport-McMoRan, Inc.	21,604	238,940

Garmin, Ltd.	2,926	229,954

HCA Healthcare, Inc.	1,362	181,841

HCP, Inc.	6,058	193,432

Hershey Co. (The)	1,145	173,742

Honeywell International, Inc.	1,075	185,394

Ingersoll-Rand PLC	1,585	196,001

Intel Corp.	8,095	409,202

Johnson & Johnson	6,890	897,216

JPMorgan Chase & Co.	6,195	718,620

KeyCorp	12,530	230,176

Keysight Technologies, Inc.(1)	1,886	168,835

LyondellBasell Industries NV, Class A	1,391	116,413

M&T Bank Corp.	1,202	197,428

Marathon Oil Corp.	8,747	123,070

Mastercard, Inc., Class A	2,166	589,737

McDonald’s Corp.	1,052	221,677

Medtronic PLC	4,307	439,056

Merck & Co., Inc.	4,899	406,568

Microsoft Corp.	5,719	779,328

Mid-America Apartment Communities, Inc.	1,164	137,166

Mondelez International, Inc., Class A	5,448	291,413

Nasdaq, Inc.	877	84,516

Newmont Goldcorp Corp.	14,734	538,086

O’Reilly Automotive, Inc.(1)	696	265,009

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)

Occidental Petroleum Corp.	4,960	$254,746

Pfizer, Inc.	13,714	532,652

Pioneer Natural Resources Co.	1,033	142,595

PNC Financial Services Group, Inc. (The)	2,142	306,092

Procter & Gamble Co. (The)	5,618	663,149

Progressive Corp. (The)	4,646	376,233

PulteGroup, Inc.	7,010	220,885

Realty Income Corp.	2,916	201,816

Regeneron Pharmaceuticals, Inc.(1)	494	150,551

Ross Stores, Inc.	2,544	269,740

Starbucks Corp.	2,880	272,707

SunTrust Banks, Inc.	3,627	241,558

Sysco Corp.	4,587	314,531

Tractor Supply Co.	2,958	321,860

Tyson Foods, Inc., Class A	3,496	277,932

U.S. Bancorp	5,197	297,009

UDR, Inc.	4,274	196,860

Ulta Beauty, Inc.(1)	920	321,310

Universal Health Services, Inc., Class B	2,502	377,452

Ventas, Inc.	2,961	199,246

Verizon Communications, Inc.	14,619	807,992

Walmart, Inc.	2,725	300,785

Walt Disney Co. (The)	4,748	679,011

Waste Management, Inc.	2,561	299,637

Welltower, Inc.	2,339	194,418

Zoetis, Inc.	2,065	237,248

		$28,691,376

Total Common Stocks (identified cost $47,854,467)		$53,584,205

Short-Term Investments — 1.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	942,225	$942,225

Total Short-Term Investments (identified cost $942,202)		$942,225

Total Investments — 96.7% (identified cost $48,796,669)		$54,526,430

Other Assets, Less Liabilities — 3.3%		$1,886,693

Net Assets — 100.0%		$56,413,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $195,224 or 0.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	15.8%	$8,920,320

Health Care	13.5	7,611,715

Materials	11.2	6,326,977

Consumer Staples	9.7	5,459,109

Consumer Discretionary	8.9	5,029,106

Energy	8.6	4,825,835

Information Technology	7.6	4,287,613

Communication Services	6.5	3,667,316

Real Estate	5.1	2,888,684

Industrials	4.4	2,486,262

Utilities	3.7	2,081,268

Short-Term Investments	1.7	942,225

Total Investments	96.7%	$54,526,430

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	200,000	USD	152,220	State Street Bank and Trust Company	9/18/19	$—	$(543)

CHF	248,048	USD	252,549	State Street Bank and Trust Company	9/18/19	—	(2,122)

DKK	1,228,964	USD	187,539	State Street Bank and Trust Company	9/18/19	—	(4,623)

EUR	397,000	USD	443,634	State Street Bank and Trust Company	9/18/19	—	(2,488)

EUR	201,332	USD	226,921	State Street Bank and Trust Company	9/18/19	—	(3,201)

EUR	2,808,453	USD	3,199,193	State Street Bank and Trust Company	9/18/19	—	(78,440)

GBP	144,480	USD	180,347	State Street Bank and Trust Company	9/18/19	—	(4,238)

GBP	205,173	USD	255,739	State Street Bank and Trust Company	9/18/19	—	(5,650)

GBP	357,306	USD	455,064	State Street Bank and Trust Company	9/18/19	—	(19,539)

HKD	1,305,005	USD	167,119	State Street Bank and Trust Company	9/18/19	—	(349)

JPY	31,775,800	USD	293,683	State Street Bank and Trust Company	9/18/19	—	(571)

JPY	32,814,212	USD	304,676	State Street Bank and Trust Company	9/18/19	—	(1,985)

SEK	3,927,310	USD	420,258	State Street Bank and Trust Company	9/18/19	—	(12,332)

SGD	242,954	USD	178,498	State Street Bank and Trust Company	9/18/19	—	(1,572)

USD	1,702,803	AUD	2,437,624	State Street Bank and Trust Company	9/18/19	33,115	—

USD	305,029	CAD	397,261	State Street Bank and Trust Company	9/18/19	3,754	—

USD	255,812	CAD	334,152	State Street Bank and Trust Company	9/18/19	2,397	—

USD	220,490	CAD	289,027	State Street Bank and Trust Company	9/18/19	1,297	—

USD	256,125	CAD	336,852	State Street Bank and Trust Company	9/18/19	663	—

USD	266,996	CAD	356,988	State Street Bank and Trust Company	9/18/19	—	(3,738)

USD	2,828,243	CAD	3,746,163	State Street Bank and Trust Company	9/18/19	—	(12,781)

USD	742,340	CHF	729,535	State Street Bank and Trust Company	9/18/19	5,809	—

USD	394,346	EUR	352,134	State Street Bank and Trust Company	9/18/19	3,055	—

USD	279,834	EUR	250,174	State Street Bank and Trust Company	9/18/19	1,841	—

USD	232,075	HKD	1,818,821	State Street Bank and Trust Company	9/18/19	—	(357)

USD	367,069	JPY	39,516,562	State Street Bank and Trust Company	9/18/19	2,553	—

USD	129,383	JPY	13,947,859	State Street Bank and Trust Company	9/18/19	722	—

USD	240,161	JPY	25,993,333	State Street Bank and Trust Company	9/18/19	389	—

USD	253,001	SGD	345,270	State Street Bank and Trust Company	9/18/19	1,565	—

USD	155,544	CNY	1,075,589	State Street Bank and Trust Company	9/25/19	—	(171)

						$57,160	$(154,700)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures
FTSE China A50 Index	19	Long	8/29/19	$256,994	$(2,007)

MSCI Emerging Markets Index	25	Long	9/20/19	1,282,000	14,433

					$12,426

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2019

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Portfolio of Investments

Common Stocks — 88.8%
Security	Shares	Value

Australia — 6.2%

AGL Energy, Ltd.	3,965	$56,823

Australia and New Zealand Banking Group, Ltd.	8,850	168,191

BHP Group, Ltd.	3,769	103,763

Caltex Australia, Ltd.	2,629	48,355

Cimic Group, Ltd.	2,248	56,114

Coles Group, Ltd.(1)	10,713	104,014

Commonwealth Bank of Australia	1,968	110,447

CSL, Ltd.	680	106,109

Metcash, Ltd.	29,942	57,544

National Australia Bank, Ltd.	16,517	321,682

Newcrest Mining, Ltd.	41,487	1,001,297

Oil Search, Ltd.	25,500	123,480

Rio Tinto, Ltd.	1,902	127,296

Santos, Ltd.	18,200	89,675

Tabcorp Holdings, Ltd.	21,836	66,986

Westpac Banking Corp.	13,719	269,166

Woodside Petroleum, Ltd.	9,210	217,181

		$3,028,123

Austria — 0.3%

OMV AG	2,500	$125,093

		$125,093

Belgium — 1.0%

KBC Group NV	2,066	$132,839

Proximus SA	3,480	99,221

UCB SA	3,153	245,860

		$477,920

Canada — 4.0%

Agnico Eagle Mines, Ltd.	946	$49,422

Alamos Gold, Inc., Class A	23,337	152,857

B2Gold Corp.(1)	76,109	242,027

Barrick Gold Corp.	45,712	742,996

First Quantum Minerals, Ltd.	5,503	50,702

New Gold, Inc.(1)	234,489	314,215

Pan American Silver Corp.	9,767	148,361

Wheaton Precious Metals Corp.	1,631	42,635

Yamana Gold, Inc.	77,574	228,843

		$1,972,058

Denmark — 1.0%

Novo Nordisk A/S, Class B	10,375	$498,200

		$498,200

Security	Shares	Value

Finland — 0.2%

Nokian Renkaat Oyj	3,173	$90,966

		$90,966

France — 10.8%

Air Liquide SA	1,671	$230,659

Airbus SE	86	12,157

AXA SA	13,652	343,870

BNP Paribas SA	10,038	469,779

Carrefour SA	4,945	95,025

Cie Generale des Etablissements Michelin SCA	1,368	151,229

CNP Assurances	2,981	61,612

Credit Agricole SA	997	11,868

Danone SA	3,499	303,479

Engie SA	15,875	244,308

Kering	530	273,751

Klepierre SA	3,484	107,470

L’Oreal SA	500	133,782

LVMH Moet Hennessy Louis Vuitton SE	1,028	424,625

Natixis SA	41,524	166,524

Orange SA	7,912	117,275

Peugeot SA	4,432	104,608

Renault SA	1,926	107,428

Sanofi	8,969	747,403

Societe Generale SA	3,827	93,741

Total SA	16,102	834,570

Valeo SA	2,248	70,053

Veolia Environnement SA	8,286	209,104

		$5,314,320

Germany — 8.0%

adidas AG	437	$139,291

Allianz SE	1,833	425,272

BASF SE	5,751	381,776

Bayer AG	7,689	498,009

Bayerische Motoren Werke AG	2,647	194,790

Beiersdorf AG	1,201	139,181

Continental AG	1,264	173,300

Covestro AG(2)	3,139	141,572

Daimler AG	2,565	132,550

Deutsche Post AG	7,182	233,606

Deutsche Telekom AG	22,828	373,947

Fresenius Medical Care AG & Co. KGaA	2,100	145,448

MAN SE	1,269	69,749

Merck KGaA	3,492	356,162

Muenchener Rueckversicherungs-Gesellschaft AG	43	10,247

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)

SAP SE	1,603	$195,944

Siemens AG	3,005	327,044

		$3,937,888

Hong Kong — 1.5%

AIA Group, Ltd.	16,325	$167,409

CK Infrastructure Holdings, Ltd.	6,000	46,518

CLP Holdings, Ltd.	12,500	135,908

Galaxy Entertainment Group, Ltd.	25,000	170,182

Melco Resorts & Entertainment, Ltd. ADR	6,033	135,562

MGM China Holdings, Ltd.	38,800	63,404

SJM Holdings, Ltd.	32,000	34,738

		$753,721

Italy — 2.6%

Enel SpA	44,119	$301,801

Eni SpA	28,386	443,426

Intesa Sanpaolo SpA	163,850	355,375

Pirelli & C SpA(2)	16,128	94,997

UniCredit SpA	6,472	76,205

		$1,271,804

Japan — 22.0%

ABC-Mart, Inc.	1,400	$88,483

Ain Holdings, Inc.	900	49,231

Ajinomoto Co., Inc.	3,800	68,090

Asahi Group Holdings, Ltd.	1,700	73,635

Astellas Pharma, Inc.	6,700	94,952

Chubu Electric Power Co., Inc.	5,600	79,052

COSMOS Pharmaceutical Corp.	400	73,656

Daifuku Co., Ltd.	1,600	87,509

Daito Trust Construction Co., Ltd.	1,000	128,953

Electric Power Development Co., Ltd.	1,900	42,534

FANUC Corp.	1,700	302,135

Fujitsu, Ltd.	200	15,608

Hikari Tsushin, Inc.	400	88,191

Hitachi Construction Machinery Co., Ltd.	4,500	105,532

Hokuriku Electric Power Co.(1)	3,200	22,917

Honda Motor Co., Ltd.	8,800	218,949

Inpex Corp.	6,400	56,130

ITOCHU Corp.	11,400	217,064

Japan Prime Realty Investment Corp.	28	123,776

Japan Real Estate Investment Corp.	23	143,869

Japan Retail Fund Investment Corp.	84	169,237

JGC Corp.	3,800	49,474

Security	Shares	Value

Japan (continued)

JXTG Holdings, Inc.	11,300	$53,176

Kajima Corp.	8,100	104,173

KDDI Corp.	14,300	373,108

Komatsu, Ltd.	6,500	145,343

Kose Corp.	1,100	187,509

MINEBEA MITSUMI, Inc.	6,000	102,405

Mitsubishi Chemical Holdings Corp.	7,300	51,826

Mitsubishi Corp.	10,600	284,634

Mitsubishi Estate Co., Ltd.	10,700	196,954

Mitsubishi Motors Corp.	6,900	30,363

Mitsubishi Tanabe Pharma Corp.	4,400	49,675

Mitsubishi UFJ Financial Group, Inc.	97,400	481,059

Mitsui Chemicals, Inc.	5,200	118,910

Mitsui Fudosan Co., Ltd.	3,400	76,752

Mizuho Financial Group, Inc.	176,200	250,084

Murata Manufacturing Co., Ltd.	2,500	114,478

Nippon Prologis REIT, Inc.	35	84,151

Nippon Suisan Kaisha, Ltd.	11,300	71,211

Nippon Telegraph & Telephone Corp.	4,800	216,629

Nissan Motor Co., Ltd.	8,600	55,899

Nitori Holdings Co., Ltd.	500	67,433

Nomura Real Estate Master Fund, Inc.	54	85,795

NSK, Ltd.	7,600	64,261

NTT Data Corp.	1,700	22,321

NTT DoCoMo, Inc.	13,200	316,501

Obayashi Corp.	19,100	180,897

Omron Corp.	1,100	52,334

Ono Pharmaceutical Co., Ltd.	8,200	148,774

Panasonic Corp.	9,500	80,106

Pola Orbis Holdings, Inc.	5,700	143,251

Qol Holdings Co., Ltd.	3,200	48,096

Rakuten, Inc.	7,500	76,494

Resona Holdings, Inc.	30,436	124,077

Seven & i Holdings Co., Ltd.	7,300	249,134

Shimizu Corp.	13,000	104,615

Shionogi & Co., Ltd.	1,200	66,438

Shiseido Co., Ltd.	1,700	125,094

SMC Corp.	200	72,472

Sony Corp.	7,700	437,929

Subaru Corp.	3,700	86,233

Sumitomo Chemical Co., Ltd.	17,500	79,804

Sumitomo Mitsui Financial Group, Inc.	15,000	524,547

Sumitomo Realty & Development Co., Ltd.	1,700	61,858

Sundrug Co., Ltd.	2,500	69,123

Suzuki Motor Corp.	1,900	74,306

Taiheiyo Cement Corp.	3,700	103,916

19	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Taisei Corp.	1,500	$51,751

Takeda Pharmaceutical Co., Ltd.	8,700	299,418

THK Co., Ltd.	2,800	70,566

Tokyo Gas Co., Ltd.	4,200	104,839

Tokyu Fudosan Holdings Corp.	17,900	103,553

Tosoh Corp.	4,900	68,678

Toyo Suisan Kaisha, Ltd.	2,000	80,426

Toyota Industries Corp.	2,200	114,212

Toyota Motor Corp.	9,700	626,748

Tsuruha Holdings, Inc.	500	50,896

United Urban Investment Corp.	105	177,648

Welcia Holdings Co., Ltd.	1,500	69,698

Yahoo! Japan Corp.	26,800	78,495

Yaskawa Electric Corp.	3,100	102,585

		$10,812,638

Luxembourg — 0.2%

ArcelorMittal	4,955	$78,605

		$78,605

Netherlands — 3.0%

ABN AMRO Bank NV(2)	6,663	$133,377

Aegon NV	11,039	54,399

Akzo Nobel NV	1,216	114,735

ING Groep NV	39,472	437,971

Koninklijke Ahold Delhaize NV	563	12,787

Unilever NV	8,798	509,964

Wolters Kluwer NV	3,082	223,400

		$1,486,633

Norway — 1.3%

DNB ASA	3,663	$65,533

Equinor ASA	18,265	327,497

Telenor ASA	13,155	266,559

		$659,589

Singapore — 1.1%

CapitaLand, Ltd.	19,000	$49,776

City Developments, Ltd.	13,000	91,226

Oversea-Chinese Banking Corp., Ltd.	13,000	108,234

SATS, Ltd.	20,000	69,683

Singapore Telecommunications, Ltd.	17,000	40,907

United Overseas Bank, Ltd.	5,000	95,264

UOL Group, Ltd.	19,000	100,978

		$556,068

Security	Shares	Value

Spain — 3.1%

Banco Bilbao Vizcaya Argentaria SA	69,135	$352,015

CaixaBank SA	30,298	75,092

Enagas SA	2,381	51,940

Iberdrola SA	38,578	366,005

Mapfre SA	23,982	66,019

Repsol SA	23,368	370,635

Telefonica SA	32,995	251,541

		$1,533,247

Sweden — 0.7%

Atlas Copco AB, Class B	2,569	$70,084

Essity AB, Class B	3,730	110,792

Telia Co. AB	23,113	102,822

Volvo AB, Class B	4,453	66,150

		$349,848

Switzerland — 8.4%

Alcon, Inc.(1)	1,916	$110,955

Barry Callebaut AG	55	107,303

Geberit AG	481	222,050

Nestle SA	12,753	1,352,930

Novartis AG	10,624	974,208

Roche Holding AG PC	3,716	994,643

Swisscom AG	281	136,184

Zurich Insurance Group AG	620	215,656

		$4,113,929

United Kingdom — 13.3%

Anglo American PLC	9,044	$221,618

Antofagasta PLC	11,036	124,517

Associated British Foods PLC	4,294	126,207

AstraZeneca PLC	5,411	467,477

Aviva PLC	25,683	126,094

Barratt Developments PLC	13,466	105,132

BP PLC	98,557	652,127

British American Tobacco PLC	8,782	312,925

BT Group PLC	71,527	167,541

Carnival PLC	1,489	67,212

Coca-Cola European Partners PLC	4,499	248,705

Diageo PLC	10,218	426,092

GlaxoSmithKline PLC	6,817	140,982

HSBC Holdings PLC	65,052	520,968

Imperial Brands PLC	5,838	148,169

Legal & General Group PLC	35,259	111,817

Lloyds Banking Group PLC	516,735	334,267

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

National Grid PLC	11,436	$117,211

Rio Tinto PLC	6,186	349,332

Royal Dutch Shell PLC, Class A	31,001	976,391

Smith & Nephew PLC	8,825	199,787

Tesco PLC	63,504	172,014

Unilever PLC	2,310	138,975

Vodafone Group PLC	170,361	310,054

		$6,565,614

United States — 0.1%

Hecla Mining Co.	11,721	$21,684

Newmont Goldcorp Corp.	637	23,263

		$44,947

Total Common Stocks (identified cost $42,582,706)		$43,671,211

Short-Term Investments — 9.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	4,764,799	$4,764,799

Total Short-Term Investments (identified cost $4,764,773)		$4,764,799

Total Investments — 98.5% (identified cost $47,347,479)		$48,436,010

Other Assets, Less Liabilities — 1.5%		$738,582

Net Assets — 100.0%		$49,174,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $369,946 or 0.8% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	14.8%	$7,260,700

Health Care	12.5	6,144,500

Consumer Staples	11.9	5,858,938

Materials	10.8	5,315,309

Consumer Discretionary	9.4	4,646,150

Energy	8.8	4,317,736

Industrials	6.7	3,292,868

Communication Services	5.8	2,850,784

Utilities	3.6	1,778,960

Real Estate	3.5	1,701,996

Information Technology	1.0	503,270

Short-Term Investments	9.7	4,764,799

Total Investments	98.5%	$48,436,010

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	522,991	USD	397,656	State Street Bank and Trust Company	9/18/19	$—	$(1,029)

CHF	155,967	USD	158,520	State Street Bank and Trust Company	9/18/19	—	(1,057)

DKK	1,927,916	USD	294,199	State Street Bank and Trust Company	9/18/19	—	(7,253)

EUR	188,825	USD	216,492	State Street Bank and Trust Company	9/18/19	—	(6,670)

EUR	263,580	USD	300,083	State Street Bank and Trust Company	9/18/19	—	(7,193)

EUR	403,177	USD	457,581	State Street Bank and Trust Company	9/18/19	—	(9,572)

EUR	2,426,338	USD	2,763,915	State Street Bank and Trust Company	9/18/19	—	(67,768)

GBP	135,772	USD	168,564	State Street Bank and Trust Company	9/18/19	—	(3,069)

GBP	107,653	USD	135,008	State Street Bank and Trust Company	9/18/19	—	(3,788)

GBP	120,683	USD	152,334	State Street Bank and Trust Company	9/18/19	—	(5,231)

21	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

GBP	215,352	USD	268,812	State Street Bank and Trust Company	9/18/19	$—	$(6,317)

GBP	195,027	USD	248,229	State Street Bank and Trust Company	9/18/19	—	(10,508)

GBP	1,173,067	USD	1,494,018	State Street Bank and Trust Company	9/18/19	—	(64,150)

HKD	2,631,333	USD	336,969	State Street Bank and Trust Company	9/18/19	—	(703)

JPY	25,559,924	USD	238,968	State Street Bank and Trust Company	9/18/19	—	(3,193)

JPY	144,095,840	USD	1,336,659	State Street Bank and Trust Company	9/18/19	—	(7,465)

SEK	10,074,477	USD	1,078,061	State Street Bank and Trust Company	9/18/19	—	(31,635)

USD	2,184,606	AUD	3,127,343	State Street Bank and Trust Company	9/18/19	42,485	—

USD	151,835	AUD	215,622	State Street Bank and Trust Company	9/18/19	4,142	—

USD	351,263	CAD	457,475	State Street Bank and Trust Company	9/18/19	4,323	—

USD	313,792	CAD	409,888	State Street Bank and Trust Company	9/18/19	2,940	—

USD	1,559,973	CAD	2,066,270	State Street Bank and Trust Company	9/18/19	—	(7,049)

USD	163,465	EUR	144,485	State Street Bank and Trust Company	9/18/19	2,913	—

USD	259,359	EUR	231,869	State Street Bank and Trust Company	9/18/19	1,706	—

USD	675,087	HKD	5,290,792	State Street Bank and Trust Company	9/18/19	—	(1,039)

USD	193,036	NOK	1,652,467	State Street Bank and Trust Company	9/18/19	6,213	—

USD	169,922	NOK	1,466,380	State Street Bank and Trust Company	9/18/19	4,138	—

USD	138,851	CNY	960,157	State Street Bank and Trust Company	9/25/19	—	(152)

						$68,860	$(244,841)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

FTSE 100 Index	4	Long	9/20/19	$365,578	$11,491

FTSE China A50 Index	38	Long	8/29/19	513,988	(4,014)

MSCI Emerging Markets Index	22	Long	9/20/19	1,128,160	12,701

Nikkei 225 Index	3	Long	9/12/19	294,650	3,940

					$24,118

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

NOK	–	Norwegian Krone

SEK	–	Swedish Krona

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Statements of Assets and Liabilities

	July 31, 2019
Assets	Global Equity Fund	International Equity Fund

Unaffiliated investments, at value (identified cost, $47,854,467 and $42,582,706, respectively)	$53,584,205	$43,671,211

Affiliated investment, at value (identified cost, $942,202 and $4,764,773, respectively)	942,225	4,764,799

Cash	983,160	718,369

Deposits for derivatives collateral — financial futures contracts	89,265	128,601

Foreign currency, at value (identified cost, $164,322 and $62,028, respectively)	162,766	61,193

Dividends receivable	57,003	36,934

Dividends receivable from affiliated investment	7,802	9,181

Receivable for investments sold	3,125,063	9,760

Receivable for Fund shares sold	7,412	—

Receivable for open forward foreign currency exchange contracts	57,160	68,860

Tax reclaims receivable	148,677	75,232

Receivable from affiliates	—	6,634

Total assets	$59,164,738	$49,550,774

Liabilities

Payable for Fund shares redeemed	$2,436,464	$—

Payable for variation margin on open financial futures contracts	19,301	27,823

Payable for open forward foreign currency exchange contracts	154,700	244,841

Payable to affiliates:

Investment adviser and administration fee	43,820	34,060

Distribution and service fees	2,610	161

Other	12,262	—

Accrued expenses	82,458	69,297

Total liabilities	$2,751,615	$376,182

Net Assets	$56,413,123	$49,174,592

Sources of Net Assets

Paid-in capital	$52,693,907	$47,189,410

Distributable earnings	3,719,216	1,985,182

Total	$56,413,123	$49,174,592

Class A Shares

Net Assets	$6,677,032	$737,078

Shares Outstanding	557,412	66,214

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.98	$11.13

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.71	$11.81

Class C Shares

Net Assets	$1,087,506	$—

Shares Outstanding	91,436	—

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.89	$—

Class I Shares

Net Assets	$48,648,585	$48,437,514

Shares Outstanding	4,053,695	4,332,835

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.00	$11.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Statements of Operations

	Year Ended July 31, 2019
Investment Income	Global Equity Fund	International Equity Fund

Dividends (net of foreign taxes, $97,164 and $130,129, respectively)	$2,163,270	$1,151,450

Non-cash dividend income	141,925	—

Dividends from affiliated investment	108,091	79,049

Interest	13,000	4,068

Total investment income	$2,426,286	$1,234,567

Expenses

Investment adviser and administration fee	$574,358	$257,129

Distribution and service fees

Class A	24,446	2,261

Class C	22,311	—

Trustees’ fees and expenses	4,266	2,893

Custodian fee	83,950	65,937

Transfer and dividend disbursing agent fees	29,783	4,315

Legal and accounting services	47,846	43,958

Printing and postage	17,068	8,943

Registration fees	39,888	27,896

Miscellaneous	17,884	19,453

Total expenses	$861,800	$432,785

Deduct —

Allocation of expenses to affiliates	$167,071	$140,055

Total expense reductions	$167,071	$140,055

Net expenses	$694,729	$292,730

Net investment income	$1,731,557	$941,837

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,789,480)	$(293,772)

Investment transactions — affiliated investment	(809)	87

Financial futures contracts	259,114	418,646

Foreign currency transactions	(92,556)	(10,232)

Forward foreign currency exchange contracts	164,406	71,132

Net realized gain (loss)	$(1,459,325)	$185,861

Change in unrealized appreciation (depreciation) —

Investments	$(725,540)	$903,186

Investments — affiliated investment	23	26

Financial futures contracts	12,426	24,118

Foreign currency	25,654	(791)

Forward foreign currency exchange contracts	(230,238)	(183,646)

Net change in unrealized appreciation (depreciation)	$(917,675)	$742,893

Net realized and unrealized gain (loss)	$(2,377,000)	$928,754

Net increase (decrease) in net assets from operations	$(645,443)	$1,870,591

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Statements of Changes in Net Assets

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,731,557	$941,837

Net realized gain (loss)	(1,459,325)	185,861

Net change in unrealized appreciation (depreciation)	(917,675)	742,893

Net increase (decrease) in net assets from operations	$(645,443)	$1,870,591

Distributions to shareholders —(1)

Class A	$(793,884)	$(4,444)

Class C	(180,346)	—

Class I	(5,130,438)	(298,289)

Total distributions to shareholders	$(6,104,668)	$(302,733)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,885,393	$46,392

Class C	66,713	—

Class I	13,061,710	41,575,939

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	793,884	4,444

Class C	180,346	—

Class I	5,129,863	259,117

Cost of shares redeemed

Class A	(7,368,094)	(367,284)

Class C	(1,970,766)	—

Class I	(34,868,503)	(1,531,458)

Net asset value of shares converted

Class A	9,927	—

Class C	(9,927)	—

Net increase (decrease) in net assets from Fund share transactions	$(23,089,454)	$39,987,150

Net increase (decrease) in net assets	$(29,839,565)	$41,555,008

Net Assets

At beginning of year	$86,252,688	$7,619,584

At end of year	$56,413,123	$49,174,592

(1)	The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,834,101	$169,713

Net realized gain	6,175,809	477,438

Net change in unrealized appreciation (depreciation)	(3,141,731)	(604,878)

Net increase in net assets from operations	$4,868,179	$42,273

Distributions to shareholders —

From net investment income

Class A	$(186,864)	$(22,401)

Class C	(20,989)	—

Class I	(1,448,256)	(151,042)

From net realized gain

Class A	(550,341)	—

Class C	(118,345)	—

Class I	(3,648,965)	—

Total distributions to shareholders	$(5,973,760)	$(173,443)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,703,771	$363,552

Class C	289,061	—

Class I	15,040,130	442,574

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	737,205	22,401

Class C	139,334	—

Class I	4,616,826	14,366

Cost of shares redeemed

Class A	(5,034,793)	(310,840)

Class C	(83,221)	—

Class I	(34,084,687)	(993,272)

Net decrease in net assets from Fund share transactions	$(14,676,374)	$(461,219)

Net decrease in net assets	$(15,781,955)	$(592,389)

Net Assets

At beginning of year	$102,034,643	$8,211,973

At end of year(1)	$86,252,688	$7,619,584

(1)

Includes accumulated undistributed net investment income of $1,273,671 and $128,475, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of July 31, 2019 was eliminated.

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Financial Highlights

	Global Equity Fund — Class A

	Year Ended July 31,
	2019	2018		2017		2016	2015

Net asset value — Beginning of year	$12.830	$12.890		$12.290		$12.120	$12.160

Income (Loss) From Operations

Net investment income(1)	$0.270	$0.209		$0.148		$0.163	$0.153

Net realized and unrealized gain (loss)	(0.219)	0.465		0.890		0.716	0.361

Total income from operations	$0.051	$0.674		$1.038		$0.879	$0.514

Less Distributions

From net investment income	$(0.300)	$(0.186)		$(0.058)		$(0.237)	$(0.174)

From net realized gain	(0.601)	(0.548)		(0.380)		(0.472)	(0.380)

Total distributions	$(0.901)	$(0.734)		$(0.438)		$(0.709)	$(0.554)

Net asset value — End of year	$11.980	$12.830		$12.890		$12.290	$12.120

Total Return(2)(3)	1.17%	5.16%		8.80%		7.95%	4.30%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,677	$12,181		$12,841		$7,041	$8,861

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.15%	1.15	%(4)(5)	1.17	%(4)	1.20%	1.30%

Net investment income	2.24%	1.62%		1.20%		1.42%	1.26%

Portfolio Turnover	92%	95%		109%		83%	87%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.23%, 0.19%, 0.20%, 0.19% and 0.13% of average daily net assets for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(5)	Includes interest expense of 0.01%.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Financial Highlights — continued

	Global Equity Fund — Class C

	Year Ended July 31,			Period Ended July 31, 2017(1)
	2019	2018

Net asset value — Beginning of period	$12.730	$12.810		$11.920

Income (Loss) From Operations

Net investment income(2)	$0.182	$0.115		$0.045

Net realized and unrealized gain (loss)	(0.218)	0.450		1.306

Total income (loss) from operations	$(0.036)	$0.565		$1.351

Less Distributions

From net investment income	$(0.203)	$(0.097)		$(0.081)

From net realized gain	(0.601)	(0.548)		(0.380)

Total distributions	$(0.804)	$(0.645)		$(0.461)

Net asset value — End of period	$11.890	$12.730		$12.810

Total Return(3)(4)	0.38%	4.39%		11.61	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,088	$3,040		$2,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.90%	1.90	%(6)(7)	1.91	%(6)(8)

Net investment income	1.52%	0.91%		0.55	%(8)

Portfolio Turnover	92%	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.23%, 0.19% and 0.21% of average daily net assets for the years ended July 31, 2019 and 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended 2017, respectively).

(7)	Includes interest expense of 0.01%.

(8)	Annualized.

(9)	For the year ended July 31, 2017.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Financial Highlights — continued

	Global Equity Fund — Class I

	Year Ended July 31,
	2019	2018		2017		2016	2015

Net asset value — Beginning of year	$12.860	$12.920		$12.310		$12.150	$12.200

Income (Loss) From Operations

Net investment income(1)	$0.299	$0.242		$0.181		$0.191	$0.188

Net realized and unrealized gain (loss)	(0.224)	0.463		0.891		0.715	0.353

Total income from operations	$0.075	$0.705		$1.072		$0.906	$0.541

Less Distributions

From net investment income	$(0.334)	$(0.217)		$(0.082)		$(0.274)	$(0.211)

From net realized gain	(0.601)	(0.548)		(0.380)		(0.472)	(0.380)

Total distributions	$(0.935)	$(0.765)		$(0.462)		$(0.746)	$(0.591)

Net asset value — End of year	$12.000	$12.860		$12.920		$12.310	$12.150

Total Return(2)(3)	1.40%	5.40%		9.08%		8.21%	4.53%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,649	$71,032		$86,481		$57,147	$58,161

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.90%	0.90	%(4)(5)	0.92	%(4)	0.95%	1.02%

Net investment income	2.48%	1.88%		1.47%		1.66%	1.54%

Portfolio Turnover	92%	95%		109%		83%	87%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.23%, 0.19%, 0.20%, 0.19% and 0.14% of average daily net assets for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(5)	Includes interest expense of 0.01%.

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Financial Highlights — continued

	International Equity Fund — Class A

	Year Ended July 31,
	2019		2018		2017		2016	2015

Net asset value — Beginning of year	$11.590		$11.780		$10.640		$11.180	$11.660

Income (Loss) From Operations

Net investment income(1)	$0.245		$0.233		$0.156		$0.160	$0.160

Net realized and unrealized gain (loss)	(0.656	)(2)	(0.177)		1.169		(0.538)	(0.268)

Total income (loss) from operations	$(0.411)		$0.056		$1.325		$(0.378)	$(0.108)

Less Distributions

From net investment income	$(0.009)		$(0.246)		$(0.185)		$(0.054)	$(0.219)

From net realized gain	(0.040)		—		—		(0.108)	(0.153)

Total distributions	$(0.049)		$(0.246)		$(0.185)		$(0.162)	$(0.372)

Net asset value — End of year	$11.130		$11.590		$11.780		$10.640	$11.180

Total Return(3)(4)	(3.52)%		0.46%		12.69%		(3.31)%	(0.70)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$737		$1,113		$1,057		$818	$883

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15%		1.15	%(5)(6)	1.18	%(5)	1.20%	1.31%

Net investment income	2.21%		1.98%		1.44%		1.55%	1.43%

Portfolio Turnover	70%		98%		107%		88%	95%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.43%, 1.87%, 2.08%, 1.88% and 1.62% of average daily net assets for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Financial Highlights — continued

	International Equity Fund — Class I

	Year Ended July 31,
	2019		2018		2017		2016	2015

Net asset value — Beginning of year	$11.640		$11.830		$10.680		$11.230	$11.700

Income (Loss) From Operations

Net investment income(1)	$0.327		$0.257		$0.191		$0.177	$0.176

Net realized and unrealized gain (loss)	(0.709	)(2)	(0.173)		1.168		(0.538)	(0.250)

Total income (loss) from operations	$(0.382)		$0.084		$1.359		$(0.361)	$(0.074)

Less Distributions

From net investment income	$(0.038)		$(0.274)		$(0.209)		$(0.081)	$(0.243)

From net realized gain	(0.040)		—		—		(0.108)	(0.153)

Total distributions	$(0.078)		$(0.274)		$(0.209)		$(0.189)	$(0.396)

Net asset value — End of year	$11.180		$11.640		$11.830		$10.680	$11.230

Total Return(3)(4)	(3.22)%		0.60%		13.09%		(3.13)%	(0.48)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,438		$6,507		$7,155		$5,701	$8,832

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90%		0.90	%(5)(6)	0.93	%(5)	0.95%	1.08%

Net investment income	2.94%		2.18%		1.75%		1.70%	1.57%

Portfolio Turnover	70%		98%		107%		88%	95%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.43%, 1.87%, 2.07%, 1.88% and 1.61% of average daily net assets for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

31	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. International Equity Fund offers two classes of shares and Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair

32

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

33

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2019 and July 31, 2018 was as follows:

	Year Ended July 31, 2019
	Global Equity Fund	International Equity Fund

Ordinary income	$2,144,858	$193,398

Long-term capital gains	$3,959,810	$109,335

	Year Ended July 31, 2018
	Global Equity Fund	International Equity Fund

Ordinary income	$4,123,678	$173,443

Long-term capital gains	$1,850,082	$—

During the year ended July 31, 2019, the following amounts were reclassified due to the Funds’ use of equalization accounting. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	Global Equity Fund	International Equity Fund

Change in:

Paid-in capital	$320,345	$23,292

Distributable earnings	$(320,345)	$(23,292)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund

Undistributed ordinary income	$247,406	$927,508

Undistributed long-term capital gains	$—	$72,246

Post October capital losses	$(1,489,370)	$—

Net unrealized appreciation	$4,961,180	$985,428

At July 31, 2019, Global Equity Fund had a net capital loss of $1,489,370 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2020.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$49,550,461	$47,432,380

Gross unrealized appreciation	$7,522,059	$3,027,978

Gross unrealized depreciation	(2,553,433)	(2,037,357)

Net unrealized appreciation	$4,968,626	$990,621

34

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the year ended July 31, 2019, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$574,358	$257,129

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding interest expense, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2019. Pursuant to these agreements, EVM and Hexavest were allocated $167,071 and $140,055 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the year ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2019 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$3,551	$1,316

EVD’s Class A Sales Charges	$3,206	$94

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

35

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2019 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$24,446	$2,261

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2019, Global Equity Fund paid or accrued to EVD $16,733 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2019 amounted to $5,578 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2019, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2019 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$60,615,919	$55,653,154

Sales	$83,669,592	$19,681,817

36

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	159,399	5,524	1,090,576

Issued to shareholders electing to receive payments of distributions in Fund shares	73,644	16,776	475,868

Redemptions	(625,922)	(168,757)	(3,035,832)

Converted from Class C shares	886	—	—

Converted to Class A shares	—	(890)	—

Net decrease	(391,993)	(147,347)	(1,469,388)

	Year Ended July 31, 2018
	Class A	Class C	Class I

Sales	286,532	22,601	1,160,752

Issued to shareholders electing to receive payments of distributions in Fund shares	57,594	10,920	360,408

Redemptions	(390,686)	(6,549)	(2,690,644)

Net increase (decrease)	(46,560)	26,972	(1,169,484)

International Equity Fund
	Year Ended July 31, 2019
	Class A	Class I

Sales	4,115	3,889,660

Issued to shareholders electing to receive payments of distributions in Fund shares	430	25,011

Redemptions	(34,356)	(140,734)

Net increase (decrease)	(29,811)	3,773,937

	Year Ended July 31, 2018
	Class A	Class I

Sales	30,724	36,687

Issued to shareholders electing to receive payments of distributions in Fund shares	1,911	1,222

Redemptions	(26,347)	(83,687)

Net increase (decrease)	6,288	(45,778)

At July 31, 2019, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 42.6% of the value of the outstanding shares of Global Equity Fund.

At July 31, 2019, EVM owned 11.3% of the value of the outstanding shares of International Equity Fund.

37

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At July 31, 2019, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$154,700	$244,841

At July 31, 2019, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

38

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$14,433	(1)	$(2,007	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	57,160	(2)	(154,700	)(3)

Total		$71,593		$(156,707)

Derivatives not subject to master netting agreement		$14,433		$(2,007)

Total Derivatives subject to master netting agreement		$57,160		$(154,700)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$28,132	(1)	$(4,014	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	68,860	(2)	(244,841	)(3)

Total		$96,992		$(248,855)

Derivatives not subject to master netting agreement		$28,132		$(4,014)

Total Derivatives subject to master netting agreement		$68,860		$(244,841)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of July 31, 2019.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$57,160	$(57,160)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(154,700)	$57,160	$—	$—	$(97,540)

39

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$68,860	$(68,860)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(244,841)	$68,860	$—	$—	$(175,981)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended July 31, 2019 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$259,114	$12,426

Foreign Exchange	Forward foreign currency exchange contracts	164,406	(230,238)

Total		$423,520	$(217,812)

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$418,646	$24,118

Foreign Exchange	Forward foreign currency exchange contracts	71,132	(183,646)

Total		$489,778	$(159,528)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

40

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$2,126,000	$1,934,000

Forward Foreign Currency Exchange Contracts*	$28,929,000	$15,273,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2019.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Notes to Financial Statements — continued

At July 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$65,523	$8,664,192	$—	$8,729,715

Developed Europe	138,974	12,145,831	—	12,284,805

North America	32,569,685	—	—	32,569,685

Total Common Stocks	$32,774,182	$20,810,023 *	$—	$53,584,205

Short-Term Investments	$—	$942,225	$—	$942,225

Total Investments	$32,774,182	$21,752,248	$—	$54,526,430

Forward Foreign Currency Exchange Contracts	$—	$57,160	$—	$57,160

Futures Contracts	14,433	—	—	14,433

Total	$32,788,615	$21,809,408	$—	$54,598,023

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(154,700)	$—	$(154,700)

Futures Contracts	—	(2,007)	—	(2,007)

Total	$—	$(156,707)	$—	$(156,707)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$135,562	$15,014,988	$—	$15,150,550

Developed Europe	248,705	26,254,951	—	26,503,656

North America	2,017,005	—	—	2,017,005

Total Common Stocks	$2,401,272	$41,269,939 *	$—	$43,671,211

Short-Term Investments	$—	$4,764,799	$—	$4,764,799

Total Investments	$2,401,272	$46,034,738	$—	$48,436,010

Forward Foreign Currency Exchange Contracts	$—	$68,860	$—	$68,860

Futures Contracts	16,641	11,491	—	28,132

Total	$2,417,913	$46,115,089	$—	$48,533,002

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(244,841)	$—	$(244,841)

Futures Contracts	—	(4,014)	—	(4,014)

Total	$—	$(248,855)	$—	$(248,855)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

42

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (collectively the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

43

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Business Income.  For the fiscal year ended July 31, 2019, Global Equity Fund designates $85,955, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Qualified Dividend Income.  For the fiscal year ended July 31, 2019, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Global Equity Fund	$1,812,206

International Equity Fund	$1,177,257

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2019 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Global Equity Fund	49.52%

Foreign Tax Credit.  For the fiscal year ended July 31, 2019, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income

International Equity Fund	$129,093	$1,280,774

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended July 31, 2019, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

Global Equity Fund	$505,156

International Equity Fund	$74,254

44

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

45

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies (i) domiciled in developed countries, including the United States, with respect to Eaton Vance Hexavest Global Equity Fund and (ii) located or traded in Europe, Australasia, and the Far East, with respect to Eaton Vance Hexavest International Equity Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent

46

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, with respect to each Fund, the Board noted that the performance of each Fund was lower than the median performance of the Fund’s respective peer group for the three-year period. The Board also noted that the performance of each Fund was lower than its respective benchmark index for the three-year period. The Board noted that the Sub-adviser’s investment process for each Fund focuses on capital preservation and emphasizes minimizing downside risk. In this regard, the Board noted that the underperformance of each Fund relative to its peer group was attributable to each Fund’s defensive positioning, specifically its low-beta posture and allocation to cash. The Board also considered information from the Adviser and Sub-adviser regarding recent improvements in each Fund’s relative performance, as well as changes to the portfolio management team at the Sub-adviser.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as each Fund, respectively. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to each Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between each Fund and other types of accounts. The Board considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 165 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 165 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

48

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

49

Eaton Vance

Hexavest Equity Funds

July 31, 2019

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21894    7.31.19

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Annual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing-up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report July 31, 2019

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Bonds — Falling interest rates characterized global fixed income markets over the one-year period ended July 31, 2019. Developed market 10-year interest rates, for example, dropped on average 0.9% and led to substantial positive returns for the asset class. Two markets in particular, Australia and Italy, saw their 10-year nominal interest rates drop by -1.45% and -1.36% respectively. This environment helped their 10-year issues return more than 12% during the period. Broadly, the Bloomberg Barclays Global Treasury 7-10 year Index2 returned 5.91% in the year.

Currencies — The U.S. dollar strengthened in general across most major currencies over the past year. The U. S. Dollar Index, which measures the U.S. dollar versus a basket of major developed market currencies, had a fairly consistent and relentless climb through the year ending the period up 4.2%. In general, the U.S. dollar appreciated strongly versus currencies in Europe (+5.6% versus the euro and +7.9% versus the British pound) but depreciated slightly (-2.8%) versus the Japanese Yen.

Equities — Global developed equity markets delivered mixed performances over the 12-month period with generally increased levels of volatility relative to previous years. The S&P 500® Index, for example, returned a respectable 8.0% return but was down as much as -15.8% midway through the period. The CBOE Volatility Index (VIX), which measures implied volatility in the S&P 500® Index, was 12.8% at the end of July 2018 and ended July 2019 at 16.1%. By contrast, the German Stock Index (DAX) was down -4.8% over the 12-month period and the VDAX® (which measures implied volatility for the DAX) ranged between 12.4% and 25.3%.

Commodities — The broad based S&P GSCI Index was down -8.5% in the year as four of the six major subsectors had negative returns in the period. Energy, which is the largest subsector and represents around 60% of the broader S&P GSCI Index, was down -10.1%. Not surprisingly, Energy was a major driver of returns. The fourth quarter of 2018 was especially harsh on energy as the subsector dropped -33.6%. The precious metals subsector was the best performing over the past 12 months, up +14.8%. The subsector however makes up a small proportion of the broader commodity market and roughly 5% of the S&P GSCI index.

Fund Performance

For the 12-month period ended July 31, 2019, Parametric Research Affiliates Systematic Alternative Risk Premia Fund

(the Fund) returned -1.90% for Institutional Class shares at net asset value (NAV), underperforming its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index (the Index), which returned 2.34%.

The Fund seeks to generate positive returns from carry, value and momentum factor risk premia by taking long and short derivatives positions across four asset classes: equities, fixed income, commodities and currencies. Depending on market conditions, the Fund may also seek to generate positive returns from exposure to the equity volatility factor risk premium by entering into long and short futures contracts on the VIX.

The Fund’s derivative investments in three asset classes (currencies, equities and commodities) all detracted from Fund performance relative to the Index, from -1.1% (currencies) to -6.3% (commodities). Driving the poor Fund performance in commodities was a substantial long position in the energy-related commodity complex, which lost a combined -5.6%.

Fixed income derivative investments were the best performing asset classes during the period, contributing 8.8% to relative Fund performance versus the Index. The Fund benefited from sizeable positions in both Italian and Australian bonds, which were the two best-performing global bond markets in the period, and added a combined 9.2% to returns.

Results from the perspective of the alternative risk premias were similarly mixed. The carry premia, along with the conditional equity volatility sleeve, added +3.5% and +1.0% respectively to Fund returns. The carry premia worked well particularly in the bond asset class where it added +4.1% to Fund returns. The value and momentum premias, on the other hand, each detracted over -3.3% from Fund performance. The value premia in bonds was strong (+2.2%) but was not strong enough to overcome negative results in currencies, equities and commodities.

The momentum factor was adversely affected by -4% drops in both equity and commodity momentum. Equity momentum suffered from sharp declines both in the fourth quarter of 2018 and in May of 2019 when markets overall had strong drawdowns followed by rapid recoveries. The Fund’s momentum allocations were not quick enough to adjust to these rapid moves. Commodity momentum suffered mainly from holding long-momentum positions in the energy contracts prior to the fourth quarter of 2018 when markets reversed and energy sold-off.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Performance2,3

Portfolio Managers Christopher Haskamp, CFA and Thomas B. Lee, CFA each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Institutional Class at NAV	08/01/2018	08/01/2018	–1.90%	—	–1.90%
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	2.34%	0.91%	2.34%

% Total Annual Operating Expense Ratios[4]					Institutional Class
Gross					1.16%
Net					0.99

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Fund Profile

Asset Allocation (% of net assets)

Futures Contracts[5]	Long Positions	Short Positions
Equity Indexes	74.6%	50.0%
Fixed Income	105.2	47.8
Commodities	48.1	51.3
Currencies	60.3	90.8
Total Futures Contracts Exposure	288.2%	239.9%

Investments
Short-term Investments*	101.4%	—
Total Investments	101.4%	—

*	Short-term investments may be held as collateral for the Fund’s derivative positions.

See Endnotes and Additional Disclosures in this report.

4

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Global Treasury 7-10 year Index tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets. The index represents the treasury sector of the Global Aggregate Index and contains issues from 37 countries denominated in 24 currencies. The three major components of this index are the US Treasury Index, the Pan-European Treasury Index and the Asian-Pacific Treasury Index, in addition to Canadian, Chilean, Israeli, Mexican, South African and Turkish government bonds. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The widely tracked S&P GSCI Index is recognized as a leading measure of general price movements and inflation in the world economy. The index representing market beta is world-production weighted. It is designed to be investable by including the most liquid commodity futures, and provides diversification with low correlations to other asset classes. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. German Stock Index is a total return index of 30 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The equities use free float shares in the index calculation. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Includes futures contracts based on the value of their notional amounts.

Fund profile subject to change due to active management.

5

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,077.60	$5.10	**	0.99%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,019.90	$4.96	**	0.99%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Portfolio of Investments

Short-Term Investments — 101.4%

U.S. Treasury Obligations — 96.3%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills, 0.00%, 8/27/19	$1,400	$1,398,022

U.S. Treasury Bills, 0.00%, 9/19/19	350	349,073

U.S. Treasury Notes, 1.00%, 8/31/19(1)	13,550	13,537,109

U.S. Treasury Notes, 1.00%, 10/15/19	200	199,551

U.S. Treasury Notes, 1.50%, 11/30/19	1,500	1,496,777

U.S. Treasury Notes, 1.625%, 12/31/19(1)	5,100	5,089,441

U.S. Treasury Notes, 3.625%, 2/15/20	1,200	1,209,305

Total U.S. Treasury Obligations (identified cost $23,263,071)		$23,279,278

Other — 5.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(2)	1,222,663	$1,222,663

Total Other (identified cost $1,222,653)		$1,222,663

Total Short-Term Investments (identified cost $24,485,724)		$24,501,941

Total Investments — 101.4% (identified cost $24,485,724)		$24,501,941

Other Assets, Less Liabilities — (1.4)%		$(341,263)

Net Assets — 100.0%		$24,160,678

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	11	Long	8/30/19	$715,550	$16,913

Brent Crude Oil	1	Long	9/30/19	64,550	(2)

Feeder Cattle	8	Long	10/31/19	570,200	(149)

LME Copper	7	Long	8/21/19	1,035,344	19,494

LME Copper	8	Long	9/18/19	1,184,350	(1,140)

LME Lead	6	Long	8/21/19	300,675	20,346

LME Lead	23	Long	9/18/19	1,155,175	52,282

LME Lead	5	Long	10/16/19	251,312	(45)

LME Nickel	6	Long	8/21/19	521,280	99,822

LME Nickel	6	Long	9/18/19	522,252	77,466

LME Nickel	3	Long	10/16/19	261,126	(39)

LME Primary Aluminum	18	Long	8/21/19	802,013	(8,486)

LME Primary Aluminum	17	Long	9/18/19	760,856	(152)

LME Zinc	5	Long	8/21/19	305,688	(2,732)

LME Zinc	4	Long	9/18/19	245,050	(186)

Natural Gas	24	Long	8/28/19	535,920	(8,049)

Natural Gas	3	Long	9/26/19	67,500	(11)

RBOB Gasoline	8	Long	8/30/19	625,901	2,891

RBOB Gasoline	2	Long	9/30/19	143,329	(8)

7	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Silver	7	Long	9/26/19	$574,175	$49,186

Silver	4	Long	12/27/19	330,660	(414)

WTI Crude Oil	10	Long	8/20/19	585,800	11,363

WTI Crude Oil	1	Long	9/20/19	58,630	(4)

Cocoa	28	Short	9/13/19	(656,600)	33,764

Cocoa	32	Short	12/13/19	(768,000)	(132)

Coffee	3	Short	9/18/19	(112,107)	4,431

Corn	49	Short	9/13/19	(980,613)	58,604

Corn	9	Short	12/13/19	(184,500)	(36)

Cotton No. 2	27	Short	12/6/19	(861,840)	27,643

Gold	2	Short	12/27/19	(287,560)	(5,348)

Hard Red Winter Wheat	17	Short	9/13/19	(359,337)	33,295

Hard Red Winter Wheat	5	Short	12/13/19	(110,125)	(82)

Lean Hogs	6	Short	10/14/19	(170,400)	(3,783)

Live Cattle	7	Short	10/31/19	(301,420)	(1,511)

LME Copper	7	Short	8/21/19	(1,035,344)	(325)

LME Lead	6	Short	8/21/19	(300,675)	(19,366)

LME Nickel	6	Short	8/21/19	(521,280)	(77,838)

LME Primary Aluminum	18	Short	8/21/19	(802,012)	(10,961)

LME Primary Aluminum	36	Short	9/18/19	(1,611,225)	11,378

LME Zinc	5	Short	8/21/19	(305,687)	2,243

LME Zinc	1	Short	9/18/19	(61,263)	(9)

Soybean	11	Short	11/14/19	(484,825)	481

Sugar No. 11	71	Short	9/30/19	(970,939)	37,965

Wheat	54	Short	9/13/19	(1,315,575)	59,860

Wheat	8	Short	12/13/19	(197,300)	(32)

Equity Futures

Amsterdam Exchange Index	5	Long	8/16/19	627,833	(3,834)

CAC 40 Index	11	Long	8/16/19	669,876	(11,576)

DAX 30 Index	7	Long	9/20/19	2,344,408	(21,780)

FTSE 100 Index	50	Long	9/20/19	4,569,724	81,849

FTSE MIB Index	22	Long	9/20/19	2,598,063	42,881

Hang Seng Index	13	Long	8/29/19	2,288,169	(83,614)

IBEX 35 Index	23	Long	8/16/19	2,281,339	(90,551)

SPI 200 Index	23	Long	9/19/19	2,644,162	9,397

E-mini S&P 500 Index	22	Short	9/20/19	(3,280,530)	(92,228)

Nikkei 225 Index	20	Short	9/12/19	(3,945,940)	(39,370)

OMX Stockholm 30 Index	87	Short	8/16/19	(1,434,722)	14,655

S&P/TSX 60 Index	23	Short	9/19/19	(3,410,441)	(16,651)

Foreign Currency Futures

Australian Dollar	37	Long	9/16/19	2,534,870	(38,438)

Canadian Dollar	47	Long	9/17/19	3,565,185	(1,571)

New Zealand Dollar	53	Long	9/16/19	3,479,450	(14,432)

Norwegian Krone	11	Long	9/16/19	2,490,400	(64,389)

Swedish Krona	12	Long	9/16/19	2,490,480	(57,371)

8	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

British Pound Sterling	17	Short	9/16/19	$(1,294,975)	$52,130

Euro	36	Short	9/16/19	(5,007,375)	108,870

Japanese Yen	61	Short	9/16/19	(7,032,919)	41,157

Swiss Franc	68	Short	9/16/19	(8,591,800)	21,633

Interest Rate Futures

Australia 10-Year Bond	18	Long	9/16/19	1,787,577	33,952

Canada 10-Year Bond	17	Long	9/19/19	1,833,058	8,875

Euro-BTP	75	Long	9/6/19	11,607,730	853,276

Euro-Bund	9	Long	9/6/19	1,744,223	39,044

Euro-OAT	36	Long	9/6/19	6,664,453	171,221

U.S. 10-Year Treasury Note	14	Long	9/19/19	1,783,906	28,155

Japan 10-Year Bond	6	Short	9/12/19	(8,482,397)	(8,745)

Long Gilt	19	Short	9/26/19	(3,069,156)	(76,268)

					$1,364,864

Abbreviations:

LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

WTI	–	West Texas Intermediate

9	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Statement of Assets and Liabilities

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $23,263,071)	$23,279,278

Affiliated investment, at value (identified cost, $1,222,653)	1,222,663

Interest receivable	92,442

Dividends receivable from affiliated investment	2,945

Receivable for Fund shares sold	174,557

Receivable for variation margin on open futures contracts	203,068

Receivable from affiliates	13,866

Total assets	$24,988,819

Liabilities

Demand note payable	$200,000

Due to custodian	501,551

Payable to affiliates:

Investment adviser and administration fee	16,469

Accrued expenses	110,121

Total liabilities	$828,141

Net Assets	$24,160,678

Sources of Net Assets

Paid-in capital	$22,613,701

Distributable earnings	1,546,977

Total	$24,160,678

Institutional Class Shares

Net Assets	$24,160,678

Shares Outstanding	2,487,273

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.71

10	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Statement of Operations

Investment Income	Year Ended July 31, 2019

Interest	$478,166

Dividends from affiliated investment	31,124

Total investment income	$509,290

Expenses

Investment adviser and administration fee	$163,371

Trustees’ fees and expenses	1,674

Custodian fee	90,050

Transfer and dividend disbursing agent fees	3,305

Legal and accounting services	139,995

Printing and postage	10,818

Registration fees	44,392

Miscellaneous	12,651

Total expenses	$466,256

Deduct —

Allocation of expenses to affiliates	$263,978

Total expense reductions	$263,978

Net expenses	$202,278

Net investment income	$307,012

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(202)

Investment transactions — affiliated investment	(155)

Futures contracts	(1,609,812)

Foreign currency transactions	9,067

Net realized loss	$(1,601,102)

Change in unrealized appreciation (depreciation) —

Investments	$16,207

Investments — affiliated investment	10

Futures contracts	1,364,864

Foreign currency	(8,627)

Net change in unrealized appreciation (depreciation)	$1,372,454

Net realized and unrealized loss	$(228,648)

Net increase in net assets from operations	$78,364

11	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2019(1)

From operations —

Net investment income	$307,012

Net realized loss	(1,601,102)

Net change in unrealized appreciation (depreciation)	1,372,454

Net increase in net assets from operations	$78,364

Distributions to shareholders	$(198,515)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$28,267,222

Net asset value of shares issued to shareholders in payment of distributions declared	198,515

Cost of shares redeemed	(4,184,908)

Net increase in net assets from Fund share transactions	$24,280,829

Net increase in net assets	$24,160,678

Net Assets

At beginning of period	$—

At end of period	$24,160,678

(1)	The Fund commenced operations on August 1, 2018.

12	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Consolidated Financial Highlights

Institutional Class
Year Ended July 31, 2019(1)

Net asset value — Beginning of year	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.140

Net realized and unrealized loss	(0.345)

Total loss from operations	$(0.205)

Less Distributions

From net investment income	$(0.085)

Total distributions	$(0.085)

Net asset value — End of year	$9.710

Total Return(3)(4)	(1.90)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$24,161

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.99%

Net investment income	1.50%

Portfolio Turnover	0%

(1)	The Fund commenced operations on August 1, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.29% of average daily net assets for the year ended July 31, 2019). Absent this reimbursement, total return would be lower.

13	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 1, 2018. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at July 31, 2019 were $1,875,811 or 7.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the foreign financial futures contracts.

Foreign financial futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments (including derivatives) denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at maturity), depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended July 31, 2019 was as follows:

Year Ended July 31, 2019(1)

Ordinary income	$198,515

(1)	The Fund commenced operations on August 1, 2018.

15

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements — continued

During the year ended July 31, 2019, distributable earnings was increased by $1,667,128 and paid-in capital was decreased by $1,667,128 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Subsidiary and non-deductible expenses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$775,010

Undistributed long-term capital gains	$462,689

Net unrealized appreciation	$309,278

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts, and the Fund’s investment in the Subsidiary, at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,492,048

Gross unrealized appreciation	$33,437

Gross unrealized depreciation	(1,466,515)

Net unrealized depreciation	$(1,433,078)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.80% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the year ended July 31, 2019, the investment adviser and administration fee amounted to $163,371 or 0.80% of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. Pursuant to a separate investment sub-advisory agreement, EVM has also engaged Research Affiliates, LLC (Research Affiliates), a limited liability corporation, to provide certain non-discretionary sub-advisory services such as research and portfolio modeling to the Fund. EVM pays Parametric and Research Affiliates a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.99% of the Fund’s consolidated average daily net assets. This agreement may be changed or terminated after November 30, 2019. Pursuant to this agreement, EVM and Parametric were allocated $263,978 in total of the Fund’s operating expenses for the year ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2019, EVM earned $94 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2019.

16

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements — continued

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Year Ended July 31, 2019(1)

Sales	2,915,920

Issued to shareholders electing to receive payments of distributions in Fund shares	21,839

Redemptions	(450,486)

Net increase	2,487,273

(1)	The Fund commenced operations on August 1, 2018.

At July 31, 2019, EVM owned 60.9% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Consolidated Portfolio of Investments. At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(1)

Commodity	Futures contracts	$619,427	$(140,840)

Equity Price	Futures contracts	148,782	(359,604)

Foreign Exchange	Futures contracts	223,790	(176,201)

Interest Rate	Futures contracts	1,134,523	(85,013)

Total		$2,126,522	$(761,658)

(1)

Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

17

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended July 31, 2019 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Commodity	Futures contracts	$(1,716,793)	$478,587

Equity Price	Futures contracts	(479,797)	(210,822)

Foreign Exchange	Futures contracts	(408,907)	47,589

Interest Rate	Futures contracts	995,685	1,049,510

Total		$(1,609,812)	$1,364,864

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the year ended July 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$53,185,000	$53,096,000

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $200,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2019. The Fund’s average borrowings or allocated fees during the year ended July 31, 2019 were not significant.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $501,551. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2019. The Fund’s average overdraft advances during the year ended July 31, 2019 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Notes to Consolidated Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$23,279,278	$—	$23,279,278

Other	—	1,222,663	—	1,222,663

Total Investments	$—	$24,501,941	$—	$24,501,941

Futures Contracts	$1,977,740	$148,782	$—	$2,126,522

Total	$1,977,740	$24,650,723	$—	$26,628,463

Liability Description

Futures Contracts	$(510,933)	$(250,725)	$—	$(761,658)

Total	$(510,933)	$(250,725)	$—	$(761,658)

19

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Parametric Research Affiliates Systematic Alternative Risk Premia Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Parametric Research Affiliates Systematic Alternative Risk Premia Fund and its subsidiary (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the consolidated portfolio of investments, as of July 31, 2019, and the related consolidated statement of operations, the consolidated statement of changes in net assets, and the consolidated financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $495,489 or, if subsequently determined to be different, the net capital gain of such year.

21

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 165 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 165 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

23

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

July 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Non-Discretionary Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

31329    7.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund and Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years* ended July 31, 2018 and July 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/18	7/31/19
Audit Fees	$30,950	$31,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,167	$13,298
All Other Fees(3)	$0	$0

Total	$44,117	$44,648

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/2018	7/31/2019
Audit Fees	$27,750	$30,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,117	$11,218
All Other Fees(3)	$0	$0

Total	$38,867	$41,368

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

Fiscal Period Ended *	7/31/19
Audit Fees	$47,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$28,600
All Other Fees(3)	$0

Total	$75,650

*	This fund commenced operations on August 1, 2018.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30, November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19
Audit Fees	$162,040	$87,580	$81,150	$55,260	$58,700	$161,690	$108,090	$81,150	$55,260	$108,550
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019	$21,855	$53,116
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$221,412	$123,288	$119,169	$75,240	$82,984	$222,562	$165,387	$119,169	$77,115	$161,666

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19
Registrant(1)	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019	$21,855	$53,116
Eaton Vance(2)	$148,018	$148,018	$148,018	$148,018	$51,855	$74,355	$126,485	$126,485	$126,485	$60,131

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019